PHILLIPS NIZER LLP

666 Fifth Avenue

New York, New York 10103-0084

March 17, 2006

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:    Star Gas Partners, L.P

         Amendment No. 1 to Form S-3 Registration Statement

         File No. 333-131098

Dear Sirs:

On behalf of Star Gas Partners, L.P., a Delaware limited partnership (“Star Gas Partners”), we are filing pursuant to the Edgar system Star Gas Partners’ Amendment No. 1 to Form S-3 Registration Statement.

In connection with the filing of this Registration Statement, Star Gas Partners has paid a supplemental registration fee of $469.00 as it had already paid $3,745 in connection with the original filing.

If you have any questions, do not hesitate to contact the undersigned at (212) 841-0544.

Very truly yours,

PHILLIPS NIZER LLP

By:	/S/ STEPHANIE A. EVENCHICK
Stephanie A. Evenchick